Supplement to the
Fidelity® Select Portfolios®
Industrials Sector
April 28, 2012
Prospectus

The following information replaces the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 4.

Matthew Moulis (portfolio manager) has managed the fund since January 2012.

The following information replaces the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 7.

Douglas Scott (portfolio manager) has managed the fund since January 2012.

The following information replaces the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 13.

Steven Bullock (co-manager) has managed the fund since April 2010.

Borys Kuroschepov (co-manager) has managed the fund since August 2012.

The following information replaces the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 19.

Matthew Moulis (portfolio manager) has managed the fund since January 2012.

The following information replaces the biographical information for Steven Bullock, Sean Gavin, Matthew Moulis, John Sheehy, and Douglas Scott found in the "Fund Management" section on page 31.

Matthew Moulis is portfolio manager of Air Transportation Portfolio and Transportation Portfolio, which he has managed since January 2012. He also manages other funds. Mr. Moulis joined Fidelity Investments as a research analyst in 2007 after receiving an MBA from MIT Sloan.

Douglas Scott is portfolio manager of Defense & Aerospace Portfolio, which he has managed since January 2012. Mr. Scott joined Fidelity Investments in 2007 as an equity research analyst after receiving an MBA from Harvard Business School in 2007.

Steven Bullock is co-manager of Industrial Equipment Portfolio, which he has managed since April 2010. Since joining Fidelity Investments in 2006, Mr. Bullock has worked as a research analyst and portfolio manager.

Borys Kuroschepov is co-manager of Industrial Equipment Portfolio, which he has managed since August 2012. Prior to joining Fidelity Investments in 2008 as a research analyst, Mr. Kuroschepov served as an analyst for Ingis & Company beginning in 2003.

SELCI-12-03  October 9, 2012
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